Intangible assets (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of intangible assets

FIT Contracts(1)
Cost:
Balance, June 30, 2023 and 2022	$-
Addition	2,110,000
Balance, June 30, 2024	$2,110,000

Accumulated amortization:
Balance, June 30, 2023 and 2022	$-
Amortization	108,553
Balance, June 30, 2024	$108,553

Net Book Value, June 30, 2024	$2,001,447
Net Book Value, June 30, 2023	$-

(1)	Addition of FIT contracts for the year ended June 30, 2024 is related to the business acquisitions of OFIT GM and OFTI RT (Note 17).